Dividends	12 Months Ended
Oct. 31, 2020
Dividends [Abstract]
Dividends
8 Dividends

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
Equity - ordinary	$m	$m	$m
Final paid nil cents (2019: 58.33 cents, 2018: 58.33 cents) per ordinary share	-	240.7	133.9
First Interim paid nil cents (2019: 58.33 cents, 2018: 34.60 cents) per ordinary share	-	198.5	156.2
Second Interim paid nil cents (2019: nil cents, 2018: 58.33 cents) per ordinary share	-	-	252.1
	-	439.2	542.2

On March 18, 2020, given the increased macro-economic uncertainty as a result of the COVID-19 pandemic, as a precautionary measure, the directors withdrew their recommendation for the payment of a final dividend of 58.33 cents per share in respect of the 12 months ended October 31, 2019.  Similarly, no dividend was paid in respect of the six months to April 30, 2020.

The directors announced a final dividend of 15.5 cents per share payable on April 15, 2021 to shareholders who are registered at March 12,  2021. This final dividend, amounting to $51.9 milion, has not been recognized as a liability as at October 31, 2020.